Consolidated Statements of Equity - CAD ($) $ in Thousands	Total	Share capital	Share-based payments reserve	Deficit	Accumulated other comprehensive income
Balance at Dec. 31, 2017	$ 334,742	$ 475,624	$ 5,549	$ (146,431)	$ 0
Balance (in Shares) at Dec. 31, 2017		160,253,501
Net income (loss) for the year	(18,934)	$ 0	0	(18,934)	0
Share-based payment	1,685	0	1,685	0	0
Issuance of common shares – restricted share unit	0	$ 484	(484)	0	0
Issuance of common shares – restricted share unit (in Shares)		111,668
Share issuance to acquire Kennady Diamonds Inc.	153,688	$ 153,688	0	0	0
Share issuance to acquire Kennady Diamonds Inc. (in shares)		49,737,307
Dividends declared and paid	(8,400)	$ 0	0	(8,400)	0
Financial assets at fair value through other comprehensive income
Gain on equity securities	1,334	0	0	0	1,334
Balance at Dec. 31, 2018	464,115	$ 629,796	6,750	(173,765)	1,334
Balance (in Shares) at Dec. 31, 2018		210,102,476
Net income (loss) for the year	(128,758)	$ 0	0	(128,758)	0
Share-based payment	789	0	789	0	0
Issuance of common shares – restricted share unit	0	$ 1,428	(1,428)	0	0
Issuance of common shares – restricted share unit (in Shares)		289,997
Dividends declared and paid	0
Financial assets at fair value through other comprehensive income
Gain on equity securities	0
Balance at Dec. 31, 2019	$ 336,146	$ 631,224	$ 6,111	$ (302,523)	$ 1,334
Balance (in Shares) at Dec. 31, 2019		210,392,473